Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE Q — Quarterly Financial Data

Quarterly Results of Operations

(Unaudited)

($ in thousands)	Net Sales	Gross Margins	Operating Earnings	Net Earnings	Earnings per Share - Basic	Earnings per Share - Diluted
2011
4th quarter	$143,999	$25,838	$7,200	$5,856	$0.17	$0.16
3rd quarter	146,070	27,460	7,754	5,863	0.17	0.17
2nd quarter	146,919	27,391	4,527	4,132	0.12	0.12
1st quarter	151,518	29,160	5,759	5,116	0.15	0.15
2010
4th quarter	$145,025	$29,122	$5,984	$4,800	$0.15	$0.13
3rd quarter	139,362	29,969	7,771	6,915	0.20	0.20
2nd quarter	138,851	30,340	7,741	5,892	0.17	0.17
1st quarter	129,403	30,479	6,347	4,431	0.13	0.13